Earnings per Share - Additional Information (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share Basic [Line Items]
Shares outstanding	29,246,900	19,497,811	26,194,025	18,838,354	20,141,630	17,332,775
Stock Options
Earnings Per Share Basic [Line Items]
Shares outstanding			1,798,223	1,798,223		1,634,568
Restricted Stock Award
Earnings Per Share Basic [Line Items]
Shares outstanding			58,500	0